Condensed Consolidated Statements of Changes in Shareholders' Deficit - USD ($)	Series A preferred stock [Member]	Series B preferred stock [Member]	Series D preferred stock [Member]	Common Stock [Member]	Common Stock Issuable [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2017	$ 4,000			$ 570		$ (34,928)	$ (744,779)	$ (775,137)
Balance, shares at Dec. 31, 2017	4,000,000			570,106
Shares issued for services				$ 2,100		4,323,900		4,326,000
Shares issued for services, shares				2,100,000
Shares issued for acquisition				$ 1,500		3,088,500		$ 3,090,000
Shares issued for acquisition, shares				1,500,000				1,500,000
Rounding pursuant to reverse split
Rounding pursuant to reverse split, shares				731
Shares issued related to debt - related party				$ 50		99,950		100,000
Shares issued related to debt - related party, shares				50,000
Net loss							(14,478,157)	(14,478,157)
Balance at Dec. 31, 2018	$ 4,000			$ 4,220		7,477,422	(15,222,936)	(7,737,294)
Balance, shares at Dec. 31, 2018	4,000,000			4,220,837
Shares issued for services				$ 2,671		2,748,137		2,750,808
Shares issued for services, shares				2,670,688
Warrants issued in connection with debt						63,581		63,581
Cumulative effect adjustment for change in derivative accounting							453,086	453,086
Net loss							(19,647,723)	(19,647,723)
Balance at Mar. 31, 2019	$ 4,000			$ 6,891		10,289,140	(34,417,573)	(24,117,542)
Balance, shares at Mar. 31, 2019	4,000,000			6,891,525
Balance at Dec. 31, 2018	$ 4,000			$ 4,220		7,477,422	(15,222,936)	(7,737,294)
Balance, shares at Dec. 31, 2018	4,000,000			4,220,837
Net loss								(37,970,095)
Balance at Sep. 30, 2019		$ 1,700		$ 11,445	$ 50	46,626,335	(53,721,493)	(7,081,963)
Balance, shares at Sep. 30, 2019		1,700,000		11,445,236	50,000
Balance at Dec. 31, 2018	$ 4,000			$ 4,220		7,477,422	(15,222,936)	(7,737,294)
Balance, shares at Dec. 31, 2018	4,000,000			4,220,837
Shares issued for services		$ 1,000		$ 3,226	$ 25	8,521,953		8,526,204
Shares issued for services, shares		1,000,000		3,225,688	25,000
Warrants issued in connection with debt						736,445		736,445
Cumulative effect adjustment for change in derivative accounting							453,086	453,086
Shares issued for debt and warrant modifications		$ 700		$ 700		17,932,600		17,934,000
Shares issued for debt and warrant modifications, shares		700,000		700,000
Shares issued for conversion of preferred shares	$ (4,000)			$ 2,600		1,400
Shares issued for conversion of preferred shares, shares	(4,000,000)			2,600,000
Return and cancellation of shares for disposal of Save On				$ (1,000)		57,987		56,987
Return and cancellation of shares for disposal of Save On, shares				(1,000,000)
Stock options granted to employees of discontinued operations						700,816		700,816
Common stock issued for cash and warrants				$ 619		1,546,881		1,547,500
Common stock issued for cash and warrants, shares				619,000
Common stock issued for debt conversion				$ 1,468		3,666,228		3,667,696
Common stock issued for debt conversion, shares				1,467,078
Warrants issued in connection with debt conversion						3,620,498		3,620,498
Relative fair value of warrants issued in connection with convertible debt						1,307,880		1,307,880
Adjustment of conversion for debt extinguishment						1,164,220		1,164,220
Deemed dividend related to price protection						981,548	(981,548)
Net loss							(44,864,462)	(44,864,462)
Balance at Dec. 31, 2019		$ 1,700		$ 11,833	$ 25	47,715,878	(60,615,860)	(12,886,424)
Balance, shares at Dec. 31, 2019		1,700,000		11,832,603	25,000
Balance at Mar. 31, 2019	$ 4,000			$ 6,891		10,289,140	(34,417,573)	(24,117,542)
Balance, shares at Mar. 31, 2019	4,000,000			6,891,525
Shares issued for services				$ 230		2,465,270		2,465,500
Shares issued for services, shares				230,000
Warrants issued in connection with debt						672,864		672,864
Shares issued for debt and warrant modifications				$ 700	$ 700	17,932,600		17,934,000
Shares issued for debt and warrant modifications, shares				700,000	700,000
Shares issued for conversion of preferred shares	$ (4,000)			$ 2,600		1,400
Shares issued for conversion of preferred shares, shares	(4,000,000)			2,600,000
Return and cancellation of shares for disposal of Save On				$ (1,000)		57,987		56,987
Return and cancellation of shares for disposal of Save On, shares				(1,000,000)
Stock options granted to employees of discontinued operations						700,816		700,816
Net loss							(6,961,458)	(6,961,458)
Balance at Jun. 30, 2019				$ 9,421	$ 700	32,120,077	(41,379,031)	(9,248,833)
Balance, shares at Jun. 30, 2019				9,421,525	700,000
Shares issued for services		$ 1,000			$ 50	2,527,596		2,528,646
Shares issued for services, shares		1,000,000			50,000
Common stock issued for cash and warrants				$ 585		1,461,915		1,462,500
Common stock issued for cash and warrants, shares				585,000
Common stock issued for debt conversion				$ 1,439		3,595,339		3,596,778
Common stock issued for debt conversion, shares				1,438,711
Common of common shares issuable to Series B preferred		$ 700			$ (700)
Common of common shares issuable to Series B preferred, shares		700,000			(700,000)
Warrants issued in connection with debt conversion						3,550,531		3,550,531
Relative fair value of warrants issued in connection with convertible debt						1,225,109		1,225,109
Adjustment of conversion for debt extinguishment						1,164,220		1,164,220
Deemed dividend related to price protection						981,548	(981,548)
Net loss							(11,360,914)	(11,360,914)
Balance at Sep. 30, 2019		$ 1,700		$ 11,445	$ 50	46,626,335	(53,721,493)	(7,081,963)
Balance, shares at Sep. 30, 2019		1,700,000		11,445,236	50,000
Balance at Dec. 31, 2019		$ 1,700		$ 11,833	$ 25	47,715,878	(60,615,860)	(12,886,424)
Balance, shares at Dec. 31, 2019		1,700,000		11,832,603	25,000
Common stock issued for debt conversion				$ 5,290		336,229		341,519
Common stock issued for debt conversion, shares				5,290,406
Relative fair value of warrants issued in connection with convertible debt						262,872		262,872
Deemed dividend related to price protection						18,696,012	(18,696,012)
Reduction of put premium upon conversion						73,725		73,725
Beneficial conversion effect related to debt conversions						172,720		172,720
Accretion of stock-based compensation						31,250		31,250
Reclassification of warrants from equity to derivative liabilities						(11,381,885)		(11,381,885)
Net loss							(3,453,338)	(3,453,338)
Balance at Mar. 31, 2020		$ 1,700		$ 17,123	$ 25	55,906,801	(82,765,210)	(26,839,561)
Balance, shares at Mar. 31, 2020		1,700,000		17,123,009	25,000
Balance at Dec. 31, 2019		$ 1,700		$ 11,833	$ 25	47,715,878	(60,615,860)	(12,886,424)
Balance, shares at Dec. 31, 2019		1,700,000		11,832,603	25,000
Balance at Jun. 30, 2020		$ 1,700		$ 499,900		75,966,151	(150,420,542)	(73,952,791)
Balance, shares at Jun. 30, 2020		1,700,000		499,900,491
Balance at Dec. 31, 2019		$ 1,700		$ 11,833	$ 25	47,715,878	(60,615,860)	(12,886,424)
Balance, shares at Dec. 31, 2019		1,700,000		11,832,603	25,000
Net loss								(35,506,373)
Balance at Sep. 30, 2020		$ 700	$ 124	$ 1,472,924		101,072,128	(114,818,245)	(12,272,369)
Balance, shares at Sep. 30, 2020		700,000	124,376	1,472,924,335
Balance at Mar. 31, 2020		$ 1,700		$ 17,123	$ 25	55,906,801	(82,765,210)	(26,839,561)
Balance, shares at Mar. 31, 2020		1,700,000		17,123,009	25,000
Reduction of put premium upon conversion						311,660		311,660
Beneficial conversion effect related to debt conversions						15,531,703		15,531,703
Accretion of stock-based compensation						5,208		5,208
Cancellation of issuable shares					$ (25)	25
Cancellation of issuable shares, shares					(25,000)
Common stock issued for debt conversion, accrued interest and fees				$ 412,573		2,317,667		2,730,240
Common stock issued for debt conversion, accrued interest and fees, shares				412,573,593
Common shares issued for cashless warrant exercise				$ 70,204		(70,204)
Common shares issued for cashless warrant exercise, shares				70,203,889
Warrants issued for services						1,963,291		1,963,291
Net loss							(67,655,332)	(67,655,332)
Balance at Jun. 30, 2020		$ 1,700		$ 499,900		75,966,151	(150,420,542)	(73,952,791)
Balance, shares at Jun. 30, 2020		1,700,000		499,900,491
Beneficial conversion effect related to debt conversions						19,700,260		19,700,260
Common stock issued for series B preferred stock		$ (1,000)		$ 1,000
Common stock issued for series B preferred stock, shares		(1,000,000)		1,000,000
Common stock issued for debt conversion, accrued interest and fees				$ 477,682		4,334,087		4,811,769
Common stock issued for debt conversion, accrued interest and fees, shares				477,682,407
Common shares issued for cashless warrant exercise				$ 85,711		151,954		237,665
Common shares issued for cashless warrant exercise, shares				85,710,419
Conversion of debt and accrued interest to series D preferred stock			$ 522			825,167		825,689
Conversion of debt and accrued interest to series D preferred stock,shares			522,726
Conversion of series D preferred stock to common stock			$ (398)	$ 398,350		(397,952)
Conversion of series D preferred stock to common stock, shares			(398,350)	398,350,000
Common stock issued for settlement				$ 10,281		492,461		502,742
Common stock issued for settlement, shares				10,281,018
Net loss							35,602,297	35,602,297
Balance at Sep. 30, 2020		$ 700	$ 124	$ 1,472,924		$ 101,072,128	$ (114,818,245)	$ (12,272,369)
Balance, shares at Sep. 30, 2020		700,000	124,376	1,472,924,335